Changes in Capital Accounts, Share Repurchase Program (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2020	Jan. 31, 2019
Share Repurchase Program [Abstract]
Number of shares repurchased and cancelled	$ 656
Share Repurchase Program [Member]
Share Repurchase Program [Abstract]
Number of shares repurchased and cancelled (in shares)	81,785	0
Number of shares repurchased and cancelled	$ 656
Share Repurchase Program [Member] | Maximum [Member]
Share Repurchase Program [Abstract]
Authorized share repurchase amount			$ 6,000	$ 6,000